KEELEY Small-Mid Cap Value Fund
Schedule of Investments—June 30, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.7%
Banking  — 3.5%
16,542 Columbia Banking System Inc. ......................... $ 329,020
11,510 NCR Atleos Corp.† ............................................ 311,000
3,989 Wintrust Financial Corp. ................................... 393,156
1,033,176
Broadcasting  — 1.0%
1,818 Nexstar Media Group Inc. ................................ 301,806
Building and Construction  — 7.1%
16,391 Centuri Holdings Inc.† ...................................... 319,297
4,286 Fortune Brands Innovations Inc. ...................... 278,333
7,839 Knife River Corp.† ............................................. 549,827
11,744 Summit Materials Inc., Cl. A† ........................... 429,948
13,433 Tri Pointe Homes Inc.† ...................................... 500,379
2,077,784
Business Services  — 7.3%
5,613 Howard Hughes Holdings Inc.† ...................... 363,835
3,217 Lamar Advertising Co., Cl. A, REIT ................. 384,528
27,712 Outfront Media Inc., REIT ................................ 396,281
17,455 Vestis Corp. ........................................................ 213,475
12,086 Vontier Corp. ..................................................... 461,685
1,893 WEX Inc.† ........................................................... 335,326
2,155,130
Communication Services  — 2.2%
13,751 RXO Inc.† ........................................................... 359,588
5,434 Ziff Davis Inc.† ................................................... 299,142
658,730
Computer Software and Services  — 3.2%
22,331 N-able Inc.† ........................................................ 340,101
19,629 NCR Voyix Corp.† ............................................. 242,418
3,197 TD SYNNEX Corp. ............................................ 368,934
951,453
Consumer Products  — 7.1%
3,139 Brunswick Corp. ................................................ 228,425
6,057 Hasbro Inc. ......................................................... 354,335
7,763 Kontoor Brands Inc. ........................................... 513,522
3,818 PVH Corp. .......................................................... 404,212
6,730 Spectrum Brands Holdings Inc. ........................ 578,309
2,078,803
Containers and Packaging  — 1.2%
103,290 Ardagh Metal Packaging SA ............................. 351,186
Diversified Industrial  — 9.1%
2,534 Chart Industries Inc.† ........................................ 365,758
2,066 Crane Co. ............................................................ 299,529
4,090 Crane NXT Co. ................................................... 251,208
3,931 Esab Corp. .......................................................... 371,204
9,554 GXO Logistics Inc.† ........................................... 482,477
3,571 Hillenbrand Inc. ................................................. 142,911
2,266 ITT Inc. ............................................................... 292,722
6,081 nVent Electric plc ............................................... 465,865
2,671,674
Energy and Utilities  — 14.5%
8,264 Atlantica Sustainable Infrastructure plc ........... 181,395
4,251 ChampionX Corp. .............................................. 141,176
4,137 Chesapeake Energy Corp. ................................. 340,020
1,947 Chord Energy Corp. .......................................... 326,473
7,420 Evergy Inc. ......................................................... 393,037
4,921 International Seaways Inc. ................................ 290,979
Shares
Market
Value
21,367 MDU Resources Group Inc. .............................. $ 536,312
6,977 NRG Energy Inc. ................................................ 543,229
13,456 Primo Water Corp. ............................................. 294,148
13,854 Sable Offshore Corp.† ....................................... 208,780
5,882 Southwest Gas Holdings Inc. ............................ 413,975
22,090 TechnipFMC plc ................................................. 577,653
4,247,177
Entertainment  — 1.0%
7,308 Atlanta Braves Holdings Inc., Cl. C† ................ 288,228
Financial Services  — 13.8%
9,065 Air Lease Corp. .................................................. 430,859
8,974 Amerant Bancorp Inc. ....................................... 203,710
11,891 Brightsphere Investment Group Inc. ................ 263,623
11,260 Enact Holdings Inc. ........................................... 345,232
16,033 Equitable Holdings Inc. ..................................... 655,108
13,208 FS KKR Capital Corp. ........................................ 260,594
4,698 Popular Inc. ........................................................ 415,444
4,276 SouthState Corp. ................................................ 326,772
9,508 Synovus Financial Corp. ................................... 382,127
21,762 Virtu Financial Inc., Cl. A .................................. 488,557
3,886 Voya Financial Inc. ............................................ 276,489
4,048,515
Food and Beverage  — 4.3%
5,227 Kellanova ............................................................ 301,493
2,983 Lamb Weston Holdings Inc. ............................. 250,811
5,957 Molson Coors Beverage Co., Cl. B .................... 302,794
24,914 WK Kellogg Co. ................................................. 410,085
1,265,183
Health Care  — 13.6%
18,606 CareTrust REIT Inc. ........................................... 467,011
24,043 Embecta Corp. .................................................... 300,537
4,550 Enovis Corp.† ..................................................... 205,660
8,911 Fortrea Holdings Inc.† ....................................... 207,983
9,219 GRAIL Inc.† ....................................................... 141,696
891 Labcorp Holdings Inc. ....................................... 181,327
16,480 Organon & Co. ................................................... 341,136
12,029 Perrigo Co. plc ................................................... 308,905
7,166 Solventum Corp.† .............................................. 378,938
4,008 The Ensign Group Inc. ...................................... 495,749
25,366 The Pennant Group Inc.† .................................. 588,238
20,680 Zimvie Inc.† ....................................................... 377,410
3,994,590
Hotels and Gaming  — 3.2%
8,861 Gaming and Leisure Properties Inc., REIT ...... 400,606
8,024 VICI Properties Inc., REIT ................................. 229,807
4,352 Wyndham Hotels & Resorts Inc. ...................... 322,048
952,461
Metals and Mining  — 1.6%
3,698 Kaiser Aluminum Corp. .................................... 325,054
9,500 Osisko Gold Royalties Ltd. ............................... 148,010
473,064
Retail  — 2.0%
7,675 Bath & Body Works Inc. .................................... 299,709
1,080 Penske Automotive Group Inc. ......................... 160,941
7,416 Victoria's Secret & Co.† ..................................... 131,041
591,691
Specialty Chemicals  — 2.0%
3,151 Ashland Inc. ....................................................... 297,738

KEELEY Small-Mid Cap Value Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
6,894 Valvoline Inc.† .................................................... $ 297,821
595,559
TOTAL COMMON STOCKS ......................... 28,736,210
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
7,970 Electriq Power Holdings Inc., expire
07/31/28† ......................................................... 5
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.3%
$ 680,000 U.S. Treasury Bills,
5.308% to 5.311%††,
08/15/24 to 09/12/24 ........................................ 674,752
TOTAL INVESTMENTS — 100.0%
(Cost $20,971,128) ........................................... $ 29,410,967
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust